Equity	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
8. EQUITY

Common Stock (Reflects 3 for 1 stock split distributed October 20, 2008)

On October 13, 2008, the Board of Directors declared a 3 for 1 stock split to be effected in the nature of a 200% stock dividend, whereby the holders of each share of common stock received an additional two shares of common stock. The record date for the stock dividend was October 20, 2008 and resulted in the issuance of an additional 58,061,276 (pre-split) shares of common stock. In addition, the Company’s articles of incorporation were amended to increase its authorized shares in an amount that corresponds to the stock split, thereby increasing the authorized shares of common stock from 100,000,000 to 300,000,000. Unless otherwise indicated, all share and per-share amounts in these financial statements have been retroactively restated to reflect the 3 for 1 stock split as if the split had been in effect since inception.

In September 2010, the Company issued 250,000 shares of common stock in connection with a note payable issuance. The shares were valued at $25,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a note payable issuance and extension. The shares were valued at $22,000, which represents the fair market value of the note payable issuance and extension costs on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a debt issuance. The shares were valued at $22,000, which represents the fair market value of the debt issuance costs on the award date.

In October 2010, the Company issued 400,000 shares of common stock in connection with debt issuances. The shares were valued at $48,000, which represents the fair market value of the debt issuance costs on the award date.

In December 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $3,500, which represents the fair market value of note payable extension costs on the award date.

In December 2010, the Company issued 150,000 shares of common stock in connection with a note payable issuance. The shares were valued at $39,000, which represents the fair market value of the note payable issuance costs on the award date.

In December 2010, the Company issued 54,480 shares of common stock in exchange for the cancellation of 54,480 “Series D” and “Series E” warrants.

In December 2010, the Company issued 3,500,000 shares of common stock for the conversion of two promissory notes totaling $700,000. The promissory notes were converted on the basis of $0.20 per share. In addition, 500,000 shares of common stock were issued in connection with the conversion in accordance with the promissory note agreement and were valued at $100,000, which represents the fair market value of the debt conversion costs on the award date.

In December 2010, the Company issued 60,000 shares of common stock in exchange for consulting services related to sales and business development services. The shares were valued at $10,200, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 100,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 285,714 shares of common stock in exchange for business development and sales representative services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In February 2011, the Company issued 3,000,000 shares of common stock in exchange for public relations advisory services. The shares were valued at $600,000, which represents the fair market value of the services provided on the award date.

In February 2011, the Company issued 669,932 shares of common stock for the conversion of two promissory notes and accrued interest totaling $130,000 and $3,986, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In March 2011, the Company issued 200,000 shares of common stock in connection with note payable extensions. The shares were valued at $34,000, which represents the fair market value of note payable extension costs on the award date.

In March 2011, the Company issued 1,079,863 shares of common stock for the conversion of two promissory notes and accrued interest totaling $200,000 and $15,973, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In April 2011, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $80,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 321,429 shares of common stock in exchange for business development and sales representative services. The shares were valued at $45,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 500,000 shares of common stock in connection with two Letter of Intent for Employment Agreements. The shares were valued at $85,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $7,500, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 20,000 shares of common stock in exchange for sales advisory services. The shares were valued at $3,200, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 250,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $19,000, which represents the fair market value of note payable extension costs on the award date.

In July 2011, the Company issued 4,318,750 shares of common stock in exchange for the conversion of $500,000 in related party advances from an officer and $363,750 of deferred officer compensation. The officer advances and deferred officer compensation were converted on the basis of $0.20 per share.

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants in exchange for business development and sales representative services. The shares were valued at $440,000, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 1,229,559 shares of common stock for the conversion of five promissory notes and accrued interest totaling $227,498 and $18,414, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 150,000 shares of common stock for the conversion of accounts payable totaling $30,000. The accounts payable were converted on the basis of $0.20 per share.

In July 2011, the Company issued 65,000 shares of common stock to two consultants in exchange for consulting services related to technology development and accounting related advisory services. The shares were valued at $12,350, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 400,000 shares of common stock to a consultant in exchange for business development and sales representative services and for the cancellation of 28,410 previously issued “Series H” warrants and 186,567 previously issued “Series P” warrants. The shares were valued at $100,000, which represents the fair market value of the services provided on the award date.

In July 2011, the Company issued 35,000 shares of common stock to a consultant in exchange for the cancellation of 25,000 previously issued “Series R” warrants.

In July 2011, the Company performed a private placement with certain investors and issued 50,000,0000 shares of the Company’s common stock at a purchase price of $0.20 per share for cash proceeds of $8,322,412, net of offering costs of $1,677,588.

In August 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for the cancellation of 20,408 previously issued “Series G” warrants.

In August 2011, the Company issued 597,165 shares of common stock in exchange for the conversion of $105,433 in accrued interest on advances from an officer and $14,000 of deferred officer compensation. The accrued interest on advances and deferred officer compensation were converted on the basis of $0.20 per share.

In August 2011, the Company issued 1,200,000 shares of common stock for the conversion of accrued finder’s fees and accounts payable totaling $281,109. The accrued finder’s fees and accounts payable were converted on the basis of $0.20 per share.

In August 2011, the Company issued 10,785,891 shares of common stock for the conversion of sixteen promissory notes and accrued interest totaling $1,965,000 and $192,178, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

Prepaid Services Paid In Common Stock

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants for business development and sales representative services valued at $440,000 on the award date to be amortized over from July 1, 2011 to December 31, 2011. Unamortized prepaid services paid in common stock related to such issuances amounted to $73,332 at November 30, 2011.

Warrants

Warrants to purchase up to 9,575,319 shares of the Company’s common stock are outstanding at November 30, 2011 (see Note 9).

Stock Incentive Plan

On September 10, 2007, the directors and shareholders adopted a 2007 Stock Incentive Plan. The plan reserves 2,250,000 shares of common stock of the Company for issuance pursuant to options, grants of restricted stock or other stock-based awards. The plan is administered by the board of directors which has the power, pursuant to the plan, to delegate the administration of the plan to a committee of the board. No shares of common stock were granted under the plan during the three months ended November 30, 2011.

7.	EQUITY

Common Stock (Reflects 3 for 1 stock split distributed October 20, 2008)

On October 13, 2008, the Board of Directors declared a 3 for 1 stock split to be effected in the nature of a 200% stock dividend, whereby the holders of each share of common stock received an additional two shares of common stock. The record date for the stock dividend was October 20, 2008 and resulted in the issuance of an additional 58,061,276 (pre-split) shares of common stock. In addition, the Company’s articles of incorporation were amended to increase its authorized shares in an amount that corresponds to the stock split, thereby increasing the authorized shares of common stock from 100,000,000 to 300,000,000. Unless otherwise indicated, all share and per-share amounts in these financial statements have been retroactively restated to reflect the 3 for 1 stock split as if the split had been in effect since inception.

In September 2009, the Company issued 50,000 shares of common stock in connection with note payable extensions. The shares were valued at $41,000, which represents the fair market value of note payable extension costs on the award date (see Note 4).

In September 2009, the Company performed a private placement and issued 129,870 shares of common stock and 32,468 “Series N” warrants for cash proceeds of $100,000 (see Note 8).

In September 2009, the Company performed a private placement and issued 110,685 shares of common stock and 27,671 “Series O” warrants for cash proceeds of $67,500, net of offering costs of $7,500 (see Note 8).

In September 2009, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $38,500, which represents the fair market value of the services provided on the award date.

In September 2009, the Company issued 9,615 shares of common stock in exchange for sales and business advisory services. The shares were valued at $10,000, which represents the fair market value of the services provided on the award date.

In September 2009, the Company issued 4,870 shares of its restricted common stock for finder’s fee commissions. The shares were valued at $3,750, which represents the fair market value of the services provided on the award date.

In December 2009, the Company performed a private placement and issued 90,909 shares of common stock and 20,000 “Series Q” warrants for cash proceeds of $54,000, net of offering costs of $6,000 (see Note 8).

In February 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $17,000, which represents the fair market value of note payable extension costs on the award date.

In February 2010, the Company issued 25,000 shares of common stock in exchange for consulting services related to technology development. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In February 2010, the Company issued 418,000 shares of common stock in connection with note payable defaults. The shares were valued at $161,940, which represents the fair market value of the note payable default costs on the award date.

In February 2010, the Company issued 280,000 shares of common stock in exchange for sales and business development advisory services. The shares were valued at $89,600, which represents the fair market value of the services to be provided on the award date.

In February 2010, the Company issued 300,000 shares of common stock in exchange for legal advisory services. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In April 2010, the Company issued 100,000 shares of common stock in connection with a note payable default. The shares were valued at $33,000, which represents the fair market value of the note payable default costs on the award date.

In April 2010, the Company issued 500,000 shares of common stock in exchange for the conversion of a $100,000 promissory note. The promissory note was converted on the basis of $0.20 per share.

In April 2010, the Company issued 422,156 shares of common stock in exchange for accounting related advisory services and consulting services related to technology development. The shares were valued at $118,204, which represents the fair market value of the services provided on the award date.

In May 2010, the Company issued 682,620 shares of common stock in exchange for the conversion of $132,000 in notes payable and $4,524 of accrued interest.

In June 2010, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $32,000, which represents the fair market value of note payable extension costs on the award date.

In June 2010, the Company issued 1,000,000 shares of common stock in exchange for business development and sales representative services. The shares were valued at $185,000, which represents the fair market value of the services to be provided on the award date.

In June 2010, the Company issued 500,000 shares of common stock in exchange for financial advisory services. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In June 2010, the Company issued 5,600,000 shares of common stock to an officer of the Company as reimbursement for personally owned common stock shares that were surrendered as collateral in connection with the Company’s default on a note payable. The shares were valued at $1,120,000, which represents the fair market value of the note payable default costs on the award date (see Note 4).

In July 2010, the Company issued 100,000 shares of common stock in connection with a note payable issuance. The shares were valued at $20,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 250,000 shares of common stock in connection with a note payable issuance. The shares were valued at $25,000, which represents the fair market value of the note payable issuance costs on the award date.

In September 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a note payable issuance and extension. The shares were valued at $22,000, which represents the fair market value of the note payable issuance and extension costs on the award date.

In October 2010, the Company issued 200,000 shares of common stock in connection with a debt issuance. The shares were valued at $22,000, which represents the fair market value of the debt issuance costs on the award date.

In October 2010, the Company issued 400,000 shares of common stock in connection with debt issuances. The shares were valued at $48,000, which represents the fair market value of the debt issuance costs on the award date.

In December 2010, the Company issued 25,000 shares of common stock in connection with a note payable extension. The shares were valued at $3,500, which represents the fair market value of note payable extension costs on the award date.

In December 2010, the Company issued 150,000 shares of common stock in connection with a note payable issuance. The shares were valued at $39,000, which represents the fair market value of the note payable issuance costs on the award date.

In December 2010, the Company issued 54,480 shares of common stock in exchange for the cancellation of 54,480 “Series D” and “Series E” warrants.

In December 2010, the Company issued 3,500,000 shares of common stock for the conversion of two promissory notes totaling $700,000. The promissory notes were converted on the basis of $0.20 per share. In addition, 500,000 shares of common stock were issued in connection with the conversion in accordance with the promissory note agreement and were valued at $100,000, which represents the fair market value of the debt conversion costs on the award date.

In December 2010, the Company issued 60,000 shares of common stock in exchange for consulting services related to sales and business development services. The shares were valued at $10,200, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 100,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $17,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $130,000, which represents the fair market value of the services provided on the award date.

In December 2010, the Company issued 285,714 shares of common stock in exchange for business development and sales representative services. The shares were valued at $40,000, which represents the fair market value of the services to be provided on the award date.

In February 2011, the Company issued 3,000,000 shares of common stock in exchange for public relations advisory services. The shares were valued at $600,000, which represents the fair market value of the services to be provided on the award date.

In February 2011, the Company issued 669,932 shares of common stock for the conversion of two promissory notes and accrued interest totaling $130,000 and $3,986, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In March 2011, the Company issued 200,000 shares of common stock in connection with note payable extensions. The shares were valued at $34,000, which represents the fair market value of note payable extension costs on the award date.

In March 2011, the Company issued 1,079,863 shares of common stock for the conversion of two promissory notes and accrued interest totaling $200,000 and $15,973, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In April 2011, the Company issued 500,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $80,000, which represents the fair market value of the services provided on the award date.

In April 2011, the Company issued 321,429 shares of common stock in exchange for business development and sales representative services. The shares were valued at $45,000, which represents the fair market value of the services to be provided on the award date.

In April 2011, the Company issued 500,000 shares of common stock in connection with two Letter of Intent for Employment Agreements. The shares were valued at $85,000, which represents the fair market value of note payable extension costs on the award date.

In April 2011, the Company issued 50,000 shares of common stock in exchange for accounting related advisory services. The shares were valued at $7,500, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 20,000 shares of common stock in exchange for sales advisory services. The shares were valued at $3,200, which represents the fair market value of the services to be provided on the award date.

In May 2011, the Company issued 250,000 shares of common stock in exchange for business development and capital raising advisory services. The shares were valued at $40,000, which represents the fair market value of the services provided on the award date.

In May 2011, the Company issued 100,000 shares of common stock in connection with a note payable extension. The shares were valued at $19,000, which represents the fair market value of note payable extension costs on the award date.

In July 2011, the Company issued 4,318,750 shares of common stock in exchange for the conversion of $500,000 in related party advances from an officer and $363,750 of deferred officer compensation.

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants in exchange for business development and sales representative services. The shares were valued at $440,000, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 1,229,559 shares of common stock for the conversion of five promissory notes and accrued interest totaling $227,498 and $18,414, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 150,000 shares of common stock for the conversion of accounts payable totaling $30,000. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In July 2011, the Company issued 65,000 shares of common stock to two consultants in exchange for consulting services related to technology development and accounting related advisory services. The shares were valued at $12,350, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 400,000 shares of common stock to a consultant in exchange for business development and sales representative services and for the cancellation of 28,410 previously issued “Series H” warrants and 186,567 previously issued “Series P” warrants. The shares were valued at $100,000, which represents the fair market value of the services to be provided on the award date.

In July 2011, the Company issued 35,000 shares of common stock to a consultant in exchange for the cancellation of 25,000 previously issued “Series R” warrants.

In July 2011, the Company performed a private placement with certain investors and issued 50,000,0000 shares of the Company’s common stock at a purchase price of $0.20 per share for cash proceeds of $8,322,412, net of offering costs of $1,677,588.

In August 2011, the Company issued 50,000 shares of common stock to a consultant in exchange for the cancellation of 20,408 previously issued “Series G” warrants.

In August 2011, the Company issued 597,165 shares of common stock in exchange for the conversion of $105,433 in accrued interest on advances from an officer and $14,000 of deferred officer compensation.

In August 2011, the Company issued 1,200,000 shares of common stock for the conversion of accrued finder’s fees and accounts payable totaling $281,109. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

In August 2011, the Company issued 10,785,891 shares of common stock for the conversion of sixteen promissory notes and accrued interest totaling $1,965,000 and $192,178, respectively. The promissory notes and accrued interest were converted on the basis of $0.20 per share.

Prepaid Services Paid In Common Stock

In July 2011, the Company issued 2,000,000 shares of common stock to two consultants for business development and sales representative services valued at $440,000 on the award date to be amortized over from July 1, 2011 to December 31, 2011. Unamortized prepaid services paid in common stock related to such issuances amounted to $293,333 at August 31, 2011.

Warrants

Warrants to purchase up to 11,164,953 shares of the Company’s common stock are outstanding at August 31, 2011 (see Note 8).

Stock Incentive Plan

On September 10, 2007, the directors and shareholders adopted a 2007 Stock Incentive Plan. The plan reserves 2,250,000 shares of common stock of the Company for issuance pursuant to options, grants of restricted stock or other stock-based awards. The plan is administered by the board of directors which has the power, pursuant to the plan, to delegate the administration of the plan to a committee of the board. No shares of common stock were granted under the plan during the year ended August 31, 2011.